Victory International Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
MSCI EAFE Index (Net) reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%		5.20%
Lipper International Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.43%	5.19%		5.56%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.85%	4.18%		5.43%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.46%	3.26%		4.03%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.70%	3.26%		4.19%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	4.25%		5.53%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	5.06%	4.74%	5.28%

[1]	Inception date of Class R6 is August 17, 2018.